Fair Value Measurements	12 Months Ended
Dec. 31, 2024
SK GROWTH OPPORTUNITIES CORPORATION [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements

Note 7—Fair Value Measurements

As of December 31, 2024 and 2023, the Trust Account held $292,093 and $0 in cash, respectively. The following tables present information about the Company’s financial assets that are measured at fair value on a recurring basis as December 31, 2024 and 2023 by level within the fair value hierarchy:

December 31, 2024	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - Money Market Funds	$112,391,416	$-	$-

December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - Money Market Funds	$109,573,279	$-	$-

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between levels during the years ended December 31, 2024 and 2023.